Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	May 31, 2017
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2060 Fund

(the “Fund”)

Supplement dated November 9, 2017 to the

Prospectuses, each dated May 31, 2017, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Prospectuses:

The following replaces the chart in the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock LifePath® Smart Beta 2060 Fund — Principal Investment Strategies of the Fund”:

The following table lists the years until retirement and the target allocation among asset classes for each of the LifePath® Smart Beta Funds as set out in the above chart:

Name of Fund	Years Until Retirement	Equity Funds (includes REITs)	Fixed-Income Funds
BlackRock LifePath® Smart Beta 2060 Fund	43	99%	1%
BlackRock LifePath® Smart Beta 2055 Fund	38	99%	1%
BlackRock LifePath® Smart Beta 2050 Fund	33	99%	1%
BlackRock LifePath® Smart Beta 2045 Fund	28	97%	3%
BlackRock LifePath® Smart Beta 2040 Fund	23	91%	9%
BlackRock LifePath® Smart Beta 2035 Fund	18	82%	18%
BlackRock LifePath® Smart Beta 2030 Fund	13	72%	28%
BlackRock LifePath® Smart Beta 2025 Fund	8	61%	39%
BlackRock LifePath® Smart Beta 2020 Fund	3	49%	51%
BlackRock LifePath® Smart Beta Retirement Fund	0	40%	60%

BLACKROCK LIFEPATH SMART BETA 2060 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf2_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta 2060 Fund

(the “Fund”)

Supplement dated November 9, 2017 to the

Prospectuses, each dated May 31, 2017, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Prospectuses:

The following replaces the chart in the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock LifePath® Smart Beta 2060 Fund — Principal Investment Strategies of the Fund”:

The following table lists the years until retirement and the target allocation among asset classes for each of the LifePath® Smart Beta Funds as set out in the above chart:

Name of Fund	Years Until Retirement	Equity Funds (includes REITs)	Fixed-Income Funds
BlackRock LifePath® Smart Beta 2060 Fund	43	99%	1%
BlackRock LifePath® Smart Beta 2055 Fund	38	99%	1%
BlackRock LifePath® Smart Beta 2050 Fund	33	99%	1%
BlackRock LifePath® Smart Beta 2045 Fund	28	97%	3%
BlackRock LifePath® Smart Beta 2040 Fund	23	91%	9%
BlackRock LifePath® Smart Beta 2035 Fund	18	82%	18%
BlackRock LifePath® Smart Beta 2030 Fund	13	72%	28%
BlackRock LifePath® Smart Beta 2025 Fund	8	61%	39%
BlackRock LifePath® Smart Beta 2020 Fund	3	49%	51%
BlackRock LifePath® Smart Beta Retirement Fund	0	40%	60%